Stock-Based Compensation - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Common Stock, Stock Options, Restricted Stock Units ("RSUs") and Warrants (Details) - Schedule of Recognized Stock-based Compensation [Line Items]
Total stock-based compensation	$ 32,170	$ 24,555	$ 68,491
Performance-based awards [Member]
Restricted Common Stock, Stock Options, Restricted Stock Units ("RSUs") and Warrants (Details) - Schedule of Recognized Stock-based Compensation [Line Items]
Total stock-based compensation	$ (4,703)	$ 16,444	$ 63,556